Debt - Notes payable and Indebtedness to related parties, current (Details) ₫ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 VND (₫)
Debt
Short-term debt | $	$ 748,000				$ 5,900,000
Indebtedness to related parties, current	84,000	₫ 84			$ 78,000	₫ 78
Total notes payable and indebtedness to related parties, current | ₫		842				5,987
IC'Alps
Debt
Short-term debt	688,797	689	€ 586,379
Other
Debt
Short-term debt | ₫		₫ 69				₫ 5,909
COVID-19 loans
Debt
Short-term debt	58,847			SFr 46,600
L1 Facilities
Debt
Short-term debt | $	$ 10,000